1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Sept. 2017 Note) (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	1,745,067	4,169,000	4,553,213	4,169,000